UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments.
A copy of  the Schedule of Investments for the period ended 9/30/14 is included with this Form.

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Shares		Value

Common Stocks — 72.5%
Consumer Discretionary — 8.2%
6,400	AutoZone, Inc. *	$3,261,824
48,000	BorgWarner, Inc.	2,525,280
36,000	Brinker International, Inc.	1,828,440
20,000	Buckle, Inc. (The) (1)	907,800
22,000	Domino’s Pizza, Inc.	1,693,120
6,000	Genuine Parts Co.	526,260
89,000	LKQ Corp. *	2,366,510
27,000	O’Reilly Automotive, Inc. *	4,059,720
16,000	Starbucks Corp.	1,207,360
65,000	TJX Companies, Inc. (The)	3,846,050
56,000	Wolverine World Wide, Inc.	1,403,360
42,000	Yum! Brands, Inc.	3,023,160
		26,648,884
Consumer Staples — 7.2%
16,900	British American Tobacco PLC
	ADR	1,911,052
6,000	Bunge Ltd.	505,380
50,000	Church & Dwight Co., Inc.	3,508,000
10,000	Costco Wholesale Corp.	1,253,200
17,000	Energizer Holdings, Inc.	2,094,570
126,000	Flowers Foods, Inc.	2,313,360
38,000	General Mills, Inc.	1,917,100
56,000	Hormel Foods Corp.	2,877,840
30,000	PepsiCo, Inc.	2,792,700
24,000	Procter & Gamble Co. (The)	2,009,760
35,000	Reynolds American, Inc.	2,065,000
		23,247,962
Energy — 2.6%
42,000	EQT Corp.	3,844,680
34,000	FMC Technologies, Inc. *	1,846,540
42,000	Noble Energy, Inc.	2,871,120
		8,562,340
Financials — 5.7%
11,200	Affiliated Managers Group, Inc. *	2,244,032
37,000	AFLAC, Inc.	2,155,250
36,000	American Tower Corp. REIT	3,370,680
12,000	Arch Capital Group Ltd. *	656,640
3,400	Bank of Montreal	250,308
3,200	BlackRock, Inc.	1,050,624
9,000	M&T Bank Corp.	1,109,610
20,000	ProAssurance Corp.	881,400
28,800	Royal Bank of Canada	2,057,760
16,000	T. Rowe Price Group, Inc.	1,254,400
22,568	Toronto-Dominion Bank (The)	1,114,633
46,000	Wells Fargo & Co.	2,386,020
		18,531,357

Shares		Value
Health Care — 11.3%
20,200	Alexion Pharmaceuticals, Inc. *	$3,349,564
17,400	Allergan, Inc.	3,100,506
15,000	C.R. Bard, Inc.	2,140,650
44,200	Cerner Corp. *	2,632,994
50,000	DENTSPLY International, Inc.	2,280,000
42,000	Express Scripts Holding Co. *	2,966,460
31,800	Henry Schein, Inc. *	3,703,746
27,800	IDEXX Laboratories, Inc. *	3,275,674
15,000	McKesson Corp.	2,920,050
8,000	Mednax, Inc. *	438,560
13,200	Mettler-Toledo International, Inc.
	*	3,380,916
50,000	Novo Nordisk A/S ADR	2,381,000
32,000	Thermo Fisher Scientific, Inc.	3,894,400
		36,464,520
Industrials — 20.5%
13,000	Acuity Brands, Inc.	1,530,230
81,575	AMETEK, Inc.	4,095,881
60,000	Canadian National Railway Co.	4,257,600
34,000	CLARCOR, Inc.	2,144,720
13,000	Clean Harbors, Inc. *	700,960
43,200	Danaher Corp.	3,282,336
46,000	Donaldson Co., Inc.	1,868,980
8,000	EnerSys	469,120
12,400	Esterline Technologies Corp. *	1,379,748
22,000	General Dynamics Corp.	2,795,980
42,000	IDEX Corp.	3,039,540
14,600	IHS, Inc. Class A *	1,827,774
28,500	ITT Corp.	1,280,790
12,600	J.B. Hunt Transport Services, Inc.	933,030
22,000	Kansas City Southern	2,666,400
24,200	Kirby Corp. *	2,851,970
22,000	Parker-Hannifin Corp.	2,511,300
10,600	Precision Castparts Corp.	2,510,928
41,500	Republic Services, Inc.	1,619,330
24,000	Roper Industries, Inc.	3,510,960
34,000	Stericycle, Inc. *	3,963,040
8,000	Teledyne Technologies, Inc. *	752,080
34,000	Toro Co. (The)	2,013,820
26,000	Union Pacific Corp.	2,818,920
28,000	United Technologies Corp.	2,956,800
12,600	Valmont Industries, Inc. (1)	1,700,118
13,000	W.W. Grainger, Inc.	3,271,450
76,500	Waste Connections, Inc.	3,711,780
		66,465,585

1

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Shares		Value
Information Technology — 6.3%
23,000	Accenture PLC Class A	$1,870,360
15,000	Alliance Data Systems Corp. *	3,724,050
30,600	Amphenol Corp. Class A	3,055,716
2,800	Anixter International, Inc.	237,552
19,000	ANSYS, Inc. *	1,437,730
28,000	Apple, Inc.	2,821,000
48,000	Cognizant Technology Solutions
	Corp. Class A *	2,148,960
20,000	MasterCard, Inc. Class A	1,478,400
53,600	Salesforce.com, Inc. *	3,083,608
4,900	WEX, Inc. *	540,568
		20,397,944
Materials — 7.9%
12,000	Airgas, Inc.	1,327,800
25,000	AptarGroup, Inc.	1,517,500
14,000	Ball Corp.	885,780
27,000	Crown Holdings, Inc. *	1,202,040
33,400	Ecolab, Inc.	3,835,322
44,000	FMC Corp.	2,516,360
5,400	NewMarket Corp.	2,057,508
24,000	Praxair, Inc.	3,096,000
19,000	Scotts Miracle-Gro Co. (The) Class
	A	1,045,000
42,400	Sigma-Aldrich Corp.	5,766,824
31,000	Valspar Corp. (The)	2,448,690
		25,698,824
Telecommunication Services — 1.5%
44,000	SBA Communications Corp. Class
	A *	4,879,600
		4,879,600
Utilities — 1.3%
46,800	ITC Holdings Corp.	1,667,484
21,000	South Jersey Industries, Inc.	1,120,560
31,000	Wisconsin Energy Corp. (1)	1,333,000
		4,121,044
	Total Common Stocks
	(Cost $92,891,258)	235,018,060

Principal
Amount		Value

Asset-Backed Security — 0.1%
$190,579	Ford Credit Auto Lease Trust, Series
	2013-B, Class A2B, 0.42%, 1/15/16 (2)	$190,652
	Total Asset-Backed Securities
	(Cost $190,877)	190,652

Principal
Amount		Value

Commercial Mortgage-Backed Securities — 1.0%
$300,000	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.92%,
	5/10/45 (2)	$316,783
250,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	268,128
450,000	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	484,727
250,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	248,181
200,000	FREMF Mortgage Trust, Series 2012-
	K711, Class B, 3.68%, 8/25/45 (2)(4)	202,649
253,815	FREMF Mortgage Trust, Series 2013-
	KF02, Class B, 2.82%, 12/25/45 (2)(4)	262,604
400,000	GNMA, Series 2013-12, Class B, 2.45%,
	11/16/52 (2)	377,374
350,000	GS Mortgage Securities Trust, Series
	2006-GG6, Class A4, 5.55%, 4/10/38
	(2)	364,700
191,003	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (2)	210,208
250,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C5, Class A4,
	3.18%, 8/15/45	250,228
200,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C6, Class A4,
	2.86%, 11/15/45	195,281
231,776	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3, 2.24%,
	4/25/45 (2)	234,915
	Total Commercial Mortgage-
	Backed Securities
	(Cost $3,520,862)	3,415,778

Corporate Bonds & Notes — 10.5%
Basic Materials — 0.7%
200,000	ArcelorMittal, Senior Unsecured Notes,
	5.00%, 2/25/17	206,980
100,000	ArcelorMittal, Senior Unsecured Notes,
	7.50%, 10/15/39	103,000
250,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22 (1)	245,000
300,000	Glencore Funding LLC, Guaranteed
	Notes, 4.13%, 5/30/23 (4)	296,912
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	258,648
300,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33	331,606
300,000	Southern Copper Corp., Senior Unsecured
	Notes, 7.50%, 7/27/35	357,681
150,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19	158,438

2

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Principal
Amount		Value
$150,000	Vale Overseas Ltd., Guaranteed Notes,
	5.63%, 9/15/19	$167,501
250,000	Vale S.A., Senior Unsecured Notes,
	5.63%, 9/11/42	244,605
		2,370,371
Communications — 1.1%
150,000	Baidu, Inc., Senior Unsecured Notes,
	2.75%, 6/9/19	148,945
200,000	CBS Corp., Guaranteed Notes, 3.70%,
	8/15/24	197,506
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	254,093
150,000	Expedia, Inc., Guaranteed Notes, 4.50%,
	8/15/24 (1)	148,665
350,000	MetroPCS Wireless, Inc., Guaranteed
	Notes, 6.63%, 11/15/20	359,625
250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24 (4)	257,500
250,000	Telefonica Emisiones SAU, Guaranteed
	Notes, 5.88%, 7/15/19	285,825
250,000	Tencent Holdings, Ltd., Senior Unsecured
	Notes, 3.38%, 5/2/19 (4)	252,703
50,000	Thomson Reuters Corp., Senior
	Unsecured Notes, 3.85%, 9/29/24	49,619
250,000	Time Warner, Inc., Guaranteed Notes,
	3.15%, 7/15/15	254,957
500,000	Time Warner, Inc., Guaranteed Notes,
	4.70%, 1/15/21	547,193
300,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	307,888
500,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 12/15/21	518,019
		3,582,538
Consumer, Cyclical — 0.6%
250,000	CVS Health Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19	292,742
150,000	D.R. Horton, Inc., Guaranteed Notes,
	6.50%, 4/15/16	160,500
250,000	Delphi Corp., Guaranteed Notes, 6.13%,
	5/15/21	274,375
100,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (4)	103,798
100,000	L Brands, Inc., Guaranteed Notes, 6.63%,
	4/1/21	110,000
270,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23 (1)	284,882
150,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (4)	150,207
100,000	Ryland Group, Inc. (The), Guaranteed
	Notes, 6.63%, 5/1/20	106,000

Principal
Amount		Value
$200,000	Starwood Hotels & Resorts Worldwide,
	Inc., Senior Unsecured Notes, 7.38%,
	11/15/15	$214,423
250,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	254,375
		1,951,302
Consumer, Non-cyclical — 1.3%
250,000	AbbVie, Inc., Senior Unsecured Notes,
	2.00%, 11/6/18	246,143
200,000	Amgen, Inc., Senior Unsecured Notes,
	2.50%, 11/15/16	205,660
250,000	Anheuser-Busch InBev Finance, Inc.,
	Guaranteed Notes, 4.63%, 2/1/44	253,242
150,000	Boston Scientific Corp., Senior Unsecured
	Notes, 2.65%, 10/1/18	151,468
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	251,216
181,000	ConAgra Foods, Inc., Senior Unsecured
	Notes, 3.20%, 1/25/23	173,593
250,000	Constellation Brands, Inc., Guaranteed
	Notes, 7.25%, 5/15/17	278,125
150,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	152,453
200,000	HJ Heinz Co., Secured Notes, 4.25%,
	10/15/20	198,750
500,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	501,364
1,000,000	Medco Health Solutions, Inc., Senior
	Unsecured Notes, 2.75%, 9/15/15	1,018,980
350,000	Mylan, Inc., Senior Unsecured Notes,
	1.35%, 11/29/16	349,958
200,000	Service Corp. International, Senior
	Unsecured Notes, 7.00%, 6/15/17	218,000
		3,998,952
Energy — 1.0%
150,000	Anadarko Petroleum Corp., Senior
	Unsecured Notes, 6.38%, 9/15/17	170,028
250,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	255,089
250,000	Devon Energy Corp., Senior Unsecured
	Notes, 1.20%, 12/15/16	250,187
150,000	Energy Transfer Partners L.P., Senior
	Unsecured Notes, 9.00%, 4/15/19	187,960
250,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 5.70%, 2/15/42	283,886
300,000	Halliburton Co., Senior Unsecured Notes,
	6.15%, 9/15/19	352,974
100,000	Hess Corp., Senior Unsecured Notes,
	5.60%, 2/15/41	112,631
150,000	Kinder Morgan Energy Partners L.P.,
	Senior Unsecured Notes, 2.65%, 2/1/19	149,553

3

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Principal
Amount		Value
$200,000	Marathon Petroleum Corp., Senior
	Unsecured Notes, 4.75%, 9/15/44	$191,993
100,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 3.11%, 3/17/20 (2)	101,870
300,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 6.25%, 3/17/24	314,289
245,000	Phillips 66, Guaranteed Notes, 2.95%,
	5/1/17	254,556
150,000	Rowan Companies, Inc., Guaranteed
	Notes, 7.88%, 8/1/19	181,356
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	268,143
100,000	Valero Energy Corp., Guaranteed Notes,
	6.63%, 6/15/37	119,387
150,000	Whiting Petroleum Corp., Guaranteed
	Notes, 5.00%, 3/15/19	154,125
		3,348,027
Financial — 4.9%
200,000	Aircastle Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	200,000
200,000	Ally Financial, Inc., Guaranteed Notes,
	4.63%, 6/26/15	202,780
100,000	Ally Financial, Inc., Senior Unsecured
	Notes, 3.25%, 9/29/17	98,750
250,000	American Express Co., Senior Unsecured
	Notes, 0.82%, 5/22/18 (2)	252,157
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 3.38%,
	8/15/20	257,477
250,000	Australia & New Zealand Banking Group
	Ltd., Subordinated Notes, 4.50%,
	3/19/24 (4)	252,149
150,000	Bancolombia S.A., Senior Unsecured
	Notes, 5.95%, 6/3/21 (1)	164,625
200,000	Bank of America Corp., Senior Unsecured
	Notes, 4.00%, 4/1/24	202,084
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	333,689
300,000	Bank of China Hong Kong Ltd., Senior
	Unsecured Notes, 3.75%, 11/8/16 (4)	312,801
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21	265,782
200,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	226,012
350,000	BPCE S.A., Guaranteed Notes, 2.50%,
	12/10/18	350,854
250,000	Branch Banking & Trust Co., Senior
	Unsecured Notes, 1.05%, 12/1/16	250,049
100,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 5/15/17	102,500
250,000	Citigroup, Inc., Senior Unsecured Notes,
	1.70%, 7/25/16	252,534

Principal
Amount		Value
$100,000	Citigroup, Inc., Subordinated Notes,
	5.30%, 5/6/44	$103,906
250,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	252,976
250,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	251,064
150,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	149,942
100,000	Digital Realty Trust L.P., Guaranteed
	Notes, 5.25%, 3/15/21 (1)	108,534
250,000	EPR Properties, Guaranteed Notes,
	5.25%, 7/15/23	262,838
200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	209,616
580,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 4.38%, 8/6/23	607,807
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.00%,
	8/11/15 (2)	251,602
500,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 3.35%,
	10/17/16	524,097
300,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 10/1/16	325,748
200,000	Goldman Sachs Group, Inc. (The),
	Subordinated Notes, 6.75%, 10/1/37	238,757
200,000	Hartford Financial Services Group, Inc.
	(The), Senior Unsecured Notes, 4.00%,
	10/15/17	214,010
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	152,013
250,000	Host Hotels & Resorts L.P., Senior
	Unsecured Notes, 5.25%, 3/15/22	274,838
200,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.88%, 1/14/22	222,449
250,000	International Lease Finance Corp., Senior
	Secured Notes, 7.13%, 9/1/18 (4)	281,250
150,000	Jefferies Group LLC, Senior Unsecured
	Notes, 8.50%, 7/15/19	185,342
200,000	Jefferies Group LLC, Senior Unsecured
	Notes, 6.25%, 1/15/36	210,521
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.45%, 3/1/16	517,816
300,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.20%, 1/25/23	292,854
500,000	KeyCorp. MTN, Senior Unsecured Notes,
	5.10%, 3/24/21	556,926
250,000	Korea Development Bank (The), Senior
	Unsecured Notes, 4.00%, 9/9/16	263,132
100,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (4)	107,765
500,000	Morgan Stanley GMTN, Senior
	Unsecured Notes, 5.50%, 7/28/21	563,152

4

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Principal Amount		Value

$250,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	$250,438
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	251,551
1,000,000	Private Export Funding Corp., Series HH, 1.45%, 8/15/19	975,895
250,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	252,493
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	247,048
250,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	250,128
250,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15	254,548
250,000	Standard Chartered PLC, Subordinated Notes, 5.70%, 3/26/44 (4)	264,195
300,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	301,711
250,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	250,685
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	100,903
1,000,000	Wachovia Corp., Senior Unsecured Notes, 0.50%, 6/15/17 (2)	1,000,626
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	181,314
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	185,232
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	173,519
150,000	XLIT Ltd., Guaranteed Notes, 5.25%, 12/15/43	164,947
		15,958,431
Industrial — 0.5%
100,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (4)	103,370
300,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	320,100
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	245,530
200,000	Textron, Inc., Senior Unsecured Notes, 6.20%, 3/15/15	205,040
500,000	Union Pacific Corp., Senior Unsecured Notes, 2.95%, 1/15/23	497,882
250,000	Valmont Industries, Inc., Guaranteed Notes, 5.00%, 10/1/44	245,262
		1,617,184
Technology — 0.2%
50,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	50,263
150,000	Intel Corp., Senior Unsecured Notes, 4.25%, 12/15/42	146,278

Principal Amount		Value
$100,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (4)	$99,500
200,000	Xerox Corp., Senior Unsecured Notes, 2.80%, 5/15/20	197,210
		493,251
Utilities — 0.2%
500,000	Commonwealth Edison Co., 4.00%, 8/1/20	538,001
100,000	Consumers Energy Co., 3.13%, 8/31/24	99,383
		637,384
	Total Corporate Bonds & Notes (Cost $33,686,837)	33,957,440

Foreign Government Obligations — 0.2%
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	277,500
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	256,875
	Total Foreign Government Obligations (Cost $521,185)	534,375

Long-Term Municipal Securities — 0.6%
100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	100,925
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	250,790
400,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	402,352
130,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	159,770
70,000	County of Clark, Build America Bonds, General Obligation Limited, Series B1, 5.21%, 6/1/16	74,793
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	268,300
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	110,509
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	262,865
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	122,895

5

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Principal Amount		Value
$75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	$81,511
	Total Long-Term Municipal Securities (Cost $1,800,962)	1,834,710

U.S. Government Agency Obligations — 7.5%
800,000	FHLMC, 1.25%, 5/12/17	805,581
500,000	FHLMC, 1.00%, 7/28/17	497,945
750,000	FHLMC, 1.75%, 5/30/19	747,727
79,284	FHLMC, Series 3538, Class BA, 4.50%, 10/15/27	80,442
173,024	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	170,358
347,841	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	375,325
58,819	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	60,108
391,950	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	412,510
516,684	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	532,043
471,195	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	496,754
83,822	FHLMC Gold Pool #C04038, 3.50%, 6/1/42	85,659
33,960	FHLMC Gold Pool #G08479, 3.50%, 3/1/42	34,704
13,296	FHLMC Gold Pool #G18155, 5.00%, 10/1/21	14,277
44,763	FHLMC Gold Pool #G18160, 5.00%, 11/1/21	47,472
125,024	FHLMC Gold Pool #G18420, 3.00%, 1/1/27	128,740
45,040	FHLMC Gold Pool #J00975, 5.00%, 1/1/21	48,007
12,903	FHLMC Gold Pool #J03589, 5.00%, 10/1/21	13,708
206,203	FHLMC Pool #A96409, 3.50%, 1/1/41	210,723
500,000	FNMA, 0.38%, 12/21/15	500,785
21,076	FNMA, 4.00%, 4/1/24	22,482
260,229	FNMA, 4.00%, 3/1/25	277,626
155,895	FNMA, 4.00%, 6/1/26	166,392
549,968	FNMA, 3.50%, 7/1/26	579,393
212,976	FNMA, 4.00%, 7/1/26	226,023
39,494	FNMA, 4.50%, 7/1/40	42,712
8,645	FNMA, 4.50%, 8/1/40	9,350
9,495	FNMA, 4.50%, 9/1/40	10,264
99,144	FNMA, 4.50%, 10/1/40	107,244
446,068	FNMA, 4.50%, 2/1/41	482,450
161,335	FNMA, 4.50%, 3/1/41	174,449

Principal Amount		Value
$364,894	FNMA, 4.50%, 4/1/41	$394,664
15,657	FNMA, 4.50%, 4/1/41	16,920
164,236	FNMA, 4.50%, 4/1/41	177,611
161,981	FNMA, 4.50%, 4/1/41	175,095
199,980	FNMA Pool #254733, 5.00%, 4/1/23	220,568
423,596	FNMA Pool #255667, 5.00%, 3/1/25	467,204
5,465	FNMA Pool #745275, 5.00%, 2/1/36	6,042
326,834	FNMA Pool #890236, 4.50%, 8/1/40	353,497
13,454	FNMA Pool #910242, 5.00%, 3/1/37	14,890
13,245	FNMA Pool #975116, 5.00%, 5/1/38	14,608
610,089	FNMA Pool #995245, 5.00%, 1/1/39	672,897
427,854	FNMA Pool #AA7720, 4.00%, 8/1/39	451,505
239,294	FNMA Pool #AB1259, 5.00%, 7/1/40	264,235
92,578	FNMA Pool #AB3218, 3.50%, 7/1/31	96,600
441,196	FNMA Pool #AB4449, 4.00%, 2/1/42	465,585
590,133	FNMA Pool #AB5472, 3.50%, 6/1/42	604,338
373,017	FNMA Pool #AB6286, 2.50%, 9/1/27	377,371
608,471	FNMA Pool #AB8144, 5.00%, 4/1/37	672,332
877,086	FNMA Pool #AD6374, 5.00%, 5/1/40	969,419
9,028	FNMA Pool #AE0385, 4.00%, 9/1/40	9,527
8,042	FNMA Pool #AE5024, 4.00%, 12/1/40	8,487
223,287	FNMA Pool #AH3226, 5.00%, 2/1/41	247,425
132,930	FNMA Pool #AH6186, 4.00%, 2/1/41	140,278
368,134	FNMA Pool #AH8932, 4.50%, 4/1/41	398,180
195,335	FNMA Pool #AI1019, 4.50%, 5/1/41	211,313
44,848	FNMA Pool #AI5737, 4.50%, 6/1/41	48,459
338,973	FNMA Pool #AJ6932, 3.00%, 11/1/26	350,325
441,452	FNMA Pool #AO2961, 4.00%, 5/1/42	465,934
118,629	FNMA Pool #AO4137, 3.50%, 6/1/42	121,485
67,792	FNMA Pool #AO4299, 3.50%, 8/1/42	69,424
31,138	FNMA Pool #AO6770, 3.50%, 6/1/42	31,884
812,963	FNMA Pool #AP1340, 3.50%, 7/1/42	832,496
391,621	FNMA Pool #AQ0287, 3.00%, 10/1/42	387,045
447,505	FNMA Pool #AT0969, 3.00%, 4/1/43	441,878
1,083,418	FNMA Pool #AT8849, 4.00%, 6/1/43	1,145,714
196,722	FNMA Pool #AU6043, 3.00%, 9/1/43	194,199
334,248	FNMA Pool #AU7025, 3.00%, 11/1/43	329,962
331,102	FNMA Pool #AU8070, 3.50%, 9/1/43	338,884
280,346	FNMA Pool #AU8846, 3.00%, 11/1/43	276,763
247,723	FNMA Pool #AW5055, 3.50%, 7/1/44	253,765
200,000	FNMA Pool #AX1138, 3.50%, 9/1/44	204,701
168,458	GNMA, 4.25%, 2/20/37	169,921
361,167	GNMA, 3.00%, 4/16/39	370,353
610,247	GNMA II Pool #MA1090, 3.50%, 6/20/43	631,858
281,413	GNMA II Pool #MA1520, 3.00%, 12/20/43	283,827
1,826,855	GNMA Pool #4016, 5.50%, 8/20/37	2,051,702
199,955	GNMA Pool #650494, 5.50%, 1/15/36	222,302

6

■   Value Line Funds Variable Trust

Schedule of Investments

September 30, 2014 (Unaudited)
Principal Amount		Value
$232,882	GNMA Pool #MA1375, 3.50%, 10/20/43	$241,129
	Total U.S. Government Agency Obligations (Cost $23,784,526)	24,255,854

U.S. Treasury Obligations — 3.6%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	1,923,687
850,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,050,945
800,000	U.S. Treasury Bonds, 4.38%, 5/15/40	978,250
150,000	U.S. Treasury Bonds, 2.88%, 5/15/43	140,508
100,000	U.S. Treasury Bonds, 3.63%, 8/15/43	108,094
300,000	U.S. Treasury Bonds, 3.38%, 5/15/44	309,750
150,000	U.S. Treasury Bonds, 3.13%, 8/15/44	147,609
50,000	U.S. Treasury Notes, 0.25%, 2/15/15	50,039
250,000	U.S. Treasury Notes, 0.38%, 6/30/15	250,576
300,000	U.S. Treasury Notes, 0.38%, 4/30/16	299,883
150,000	U.S. Treasury Notes, 1.75%, 5/31/16	153,246
250,000	U.S. Treasury Notes, 1.50%, 6/30/16	254,424
350,000	U.S. Treasury Notes, 0.50%, 8/31/16	349,644
150,000	U.S. Treasury Notes, 1.00%, 10/31/16	151,066
500,000	U.S. Treasury Notes, 0.88%, 6/15/17	498,828
500,000	U.S. Treasury Notes, 1.88%, 10/31/17	510,937
250,000	U.S. Treasury Notes, 2.63%, 4/30/18	260,957
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	308,602
800,000	U.S. Treasury Notes, 1.38%, 9/30/18	795,000
1,400,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,410,063
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	96,227
350,000	U.S. Treasury Notes, 2.63%, 8/15/20	361,812
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	150,797
300,000	U.S. Treasury Notes, 2.00%, 11/30/20	298,383
250,000	U.S. Treasury Notes, 2.00%, 2/15/22	245,547
300,000	U.S. Treasury Notes, 2.50%, 5/15/24	300,188
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	444,797
	Total U.S. Treasury Obligations (Cost $11,043,179)	11,849,859

Shares		Value

Short-Term Investments — 3.8%
Money Market Funds — 3.8%
12,247,486	State Street Institutional Liquid Reserves Fund	$12,247,486
	Total Short-Term Investments (Cost $12,247,486)	12,247,486
	Total Investments — 99.8% (Cost $179,687,172)	$323,304,214
Cash And Other Assets In Excess Of Liabilities — 0.2%		568,233
Net Assets —100.0%		$323,872,447
Net Asset Value Per Outstanding Share ($323,872,447 ÷ 15,294,966 shares outstanding )		$21.18

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of September 30, 2014, the market value of the securities on loan was $0.

(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

For federal income tax purposes, the aggregate cost was $179,687,172, aggregate gross unrealized appreciation was $144,061,355, aggregate gross unrealized depreciation was $444,313 and the net unrealized appreciation was $143,617,042.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

7

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$235,018,060	$-	$-	$235,018,060
Asset-Backed Securities	-	190,652	-	190,652
Commercial Mortgage-Backed Securities	-	3,415,778	-	3,415,778
Corporate Bonds & Notes	-	33,957,440	-	33,957,440
Foreign Government Obligations	-	534,375	-	534,375
Long-Term Municipal Securities	-	1,834,710	-	1,834,710
U.S. Government Agency Obligations	-	24,255,854	-	24,255,854
U.S. Treasury Obligations	-	11,849,859	-	11,849,859
Short-Term Investments	-	12,247,486	-	12,247,486

Total Investments in Securities	$235,018,060	$88,286,154	$-	$323,304,214

*See Schedule of Investments for further classification.

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Trust’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Trust had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Trust’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014